Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure

In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company’s principal executive officer (“PEO”) and non-PEO
named executive officers (the “Other NEOs”) and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion & Analysis.
Pay Versus Performance Table

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Summary Compensation Table Total for Second PEO (2)	Compensation Actually Paid to Second PEO (3)	Average Summary Compensation Table Total for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (3)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income (millions) (6)	Incentive EBITDA (millions) (7)
							Total Shareholder Return	Peer Group Total Shareholder Return (5)

2025	$14,574,496	$12,885,464	$—	$—	$5,199,816	$4,688,898	$351	$204	$863	$2,793

2024	$4,717,883	$7,307,861	$26,347,995	$(4,697,749)	$3,525,515	$5,178,086	$320	$177	$1,059	$2,305

2023	$—	$—	$16,937,790	$18,786,197	$3,242,815	$3,697,130	$222	$136	$1,066	$2,170

2022	$—	$—	$13,750,390	$28,454,770	$3,345,183	$4,710,541	$210	$121	$846	$1,611

2021	$—	$—	$12,875,868	$23,880,808	$4,129,996	$5,647,041	$155	$135	$460	$1,047

(1)
Mr. Steinmeier served as the PEO beginning on October 1, 2024 with a compensation adjustment effective October 21, 2024 in connection with his appointment as chief executive officer. Dan Arnold served as the PEO until October 1, 2024 and for the entirety of 2023, 2022 and 2021, and our Other NEOs for the applicable years were as follows:

•	2025: Matthew Audette, Matthew Enyedi, Greg Gates and Aneri Jambusaria

•	2024: Matthew Audette, Althea Brown, Matthew Enyedi and Greg Gates

•	2023: Matthew Audette, Matthew Enyedi, Greg Gates and Richard Steinmeier

•	2022: Matthew Audette, Edward Fandrey, Dayton Semerjian, Kabir Sethi and Richard Steinmeier

•	2021: Matthew Audette, Edward Fandrey, Dayton Semerjian and Richard Steinmeier

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of Mr. Steinmeier as the PEO for 2024 and 2025, and Mr. Arnold as the Second PEO for 2021, 2022, 2023 and 2024, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs. Amounts shown for Mr. Steinmeier in 2024 include compensation earned in 2024 prior to his appointment as chief executive officer.

(3)
Amounts reported in these columns represent (i) CAP for Mr. Steinmeier as PEO for 2024 and 2025, (ii) CAP for Mr. Arnold as the Second PEO for 2021, 2022, 2023 and 2024, and (iii) the average CAP for the applicable year for our Other NEOs. CAP represents the total compensation reported in the SCT for the applicable year after giving effect to adjustments required by SEC rules. A reconciliation of the adjustments that were used to calculate the CAP amounts from the SCT amounts for Mr. Steinmeier as the PEO, Mr. Arnold as the Second PEO and for the average of the Other NEOs is set forth in the following table.

	2025		2024				2023		2022		2021
	PEO	Average Other NEOs	PEO	Second PEO		Average Other NEOs	Second PEO	Average Other NEOs	Second PEO	Average Other NEOs	Second PEO	Average Other NEOs
Summary Compensation Table Total	$14,574,496	$5,199,816	$4,717,883	$26,347,995		$3,525,515	$16,937,790	$3,242,815	$13,750,390	$3,345,183	$12,875,868	$4,129,996

Minus Equity Award Value Reported in SCT for the Covered Year	10,045,542	2,861,734	2,022,617	25,570,493		1,621,076	11,901,699	1,309,482	8,906,441	1,822,659	8,569,310	2,331,496

Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	8,483,254	2,471,117	2,431,930	—		1,949,130	9,499,412	1,090,598	11,733,474	1,752,675	9,927,564	2,632,703

Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(499,780)	(367,176)	1,619,545	—		1,060,094	2,137,341	298,907	6,189,193	830,202	5,575,299	805,582

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—	—	12,004,452	(8)	—	—	—	—	—	—	—

Plus Change in Fair Value as of the Vesting Date from the Prior Year End of Equity Awards Granted in Prior Years that Vested During the Covered Year	373,036	246,875	561,120	2,458,912		264,424	2,113,353	374,292	5,688,154	605,140	4,071,387	410,256

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	19,938,615		—	—	—	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—		—	—	—	—	—	—	—
Compensation Actually Paid	$12,885,464	$4,688,898	$7,307,861	$(4,697,749)		$5,178,086	$18,786,197	$3,697,130	$28,454,770	$4,710,541	$23,880,808	$5,647,041
Totals may not foot due to rounding.
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year. For the change in fair value of stock options, we used the Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor and expected option life) determined as of the applicable measurement date. Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

(4)
Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.

(5)	“Peer Group” represents the S&P 500 Financial Sector Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(6)	This column reflects net income as reported for each year in the Company’s Annual Report on Form 10-K.

(7)
Incentive EBITDA is the company selected measure and is defined as Adjusted EBITDA, further adjusted to exclude the impact of certain acquisitions or integrations during the periods. See Appendix A in this Proxy Statement for a reconciliation of Incentive EBITDA, a non-GAAP
measure, to net income, the most directly comparable GAAP measure.

(8)
This amount is not a new award or severance payment that Mr. Arnold received in 2024. It represents the incremental fair value (determined in accordance with FASB ASC Topic 718) of an accounting modification with respect to the 47,994 vested but unexercised options, originally granted in 2019, that Mr. Arnold was permitted to retain and exercise pursuant to the terms of a settlement agreement until December 31, 2024. Please refer to “
Executive Officer Transitions
” within our Compensation Discussion and Analysis in our 2025 proxy statement for more information.

Company Selected Measure Name	Incentive EBITDA
Named Executive Officers, Footnote
(1)
Mr. Steinmeier served as the PEO beginning on October 1, 2024 with a compensation adjustment effective October 21, 2024 in connection with his appointment as chief executive officer. Dan Arnold served as the PEO until October 1, 2024 and for the entirety of 2023, 2022 and 2021, and our Other NEOs for the applicable years were as follows:

•	2025: Matthew Audette, Matthew Enyedi, Greg Gates and Aneri Jambusaria

•	2024: Matthew Audette, Althea Brown, Matthew Enyedi and Greg Gates

•	2023: Matthew Audette, Matthew Enyedi, Greg Gates and Richard Steinmeier

•	2022: Matthew Audette, Edward Fandrey, Dayton Semerjian, Kabir Sethi and Richard Steinmeier

•	2021: Matthew Audette, Edward Fandrey, Dayton Semerjian and Richard Steinmeier

Peer Group Issuers, Footnote	“Peer Group” represents the S&P 500 Financial Sector Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent (i) CAP for Mr. Steinmeier as PEO for 2024 and 2025, (ii) CAP for Mr. Arnold as the Second PEO for 2021, 2022, 2023 and 2024, and (iii) the average CAP for the applicable year for our Other NEOs. CAP represents the total compensation reported in the SCT for the applicable year after giving effect to adjustments required by SEC rules. A reconciliation of the adjustments that were used to calculate the CAP amounts from the SCT amounts for Mr. Steinmeier as the PEO, Mr. Arnold as the Second PEO and for the average of the Other NEOs is set forth in the following table.

	2025		2024				2023		2022		2021
	PEO	Average Other NEOs	PEO	Second PEO		Average Other NEOs	Second PEO	Average Other NEOs	Second PEO	Average Other NEOs	Second PEO	Average Other NEOs
Summary Compensation Table Total	$14,574,496	$5,199,816	$4,717,883	$26,347,995		$3,525,515	$16,937,790	$3,242,815	$13,750,390	$3,345,183	$12,875,868	$4,129,996

Minus Equity Award Value Reported in SCT for the Covered Year	10,045,542	2,861,734	2,022,617	25,570,493		1,621,076	11,901,699	1,309,482	8,906,441	1,822,659	8,569,310	2,331,496

Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	8,483,254	2,471,117	2,431,930	—		1,949,130	9,499,412	1,090,598	11,733,474	1,752,675	9,927,564	2,632,703

Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(499,780)	(367,176)	1,619,545	—		1,060,094	2,137,341	298,907	6,189,193	830,202	5,575,299	805,582

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—	—	12,004,452	(8)	—	—	—	—	—	—	—

Plus Change in Fair Value as of the Vesting Date from the Prior Year End of Equity Awards Granted in Prior Years that Vested During the Covered Year	373,036	246,875	561,120	2,458,912		264,424	2,113,353	374,292	5,688,154	605,140	4,071,387	410,256

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	19,938,615		—	—	—	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—		—	—	—	—	—	—	—
Compensation Actually Paid	$12,885,464	$4,688,898	$7,307,861	$(4,697,749)		$5,178,086	$18,786,197	$3,697,130	$28,454,770	$4,710,541	$23,880,808	$5,647,041

Non-PEO NEO Average Total Compensation Amount	$ 5,199,816	$ 3,525,515	$ 3,242,815	$ 3,345,183	$ 4,129,996
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,688,898	5,178,086	3,697,130	4,710,541	5,647,041
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in these columns represent (i) CAP for Mr. Steinmeier as PEO for 2024 and 2025, (ii) CAP for Mr. Arnold as the Second PEO for 2021, 2022, 2023 and 2024, and (iii) the average CAP for the applicable year for our Other NEOs. CAP represents the total compensation reported in the SCT for the applicable year after giving effect to adjustments required by SEC rules. A reconciliation of the adjustments that were used to calculate the CAP amounts from the SCT amounts for Mr. Steinmeier as the PEO, Mr. Arnold as the Second PEO and for the average of the Other NEOs is set forth in the following table.

	2025		2024				2023		2022		2021
	PEO	Average Other NEOs	PEO	Second PEO		Average Other NEOs	Second PEO	Average Other NEOs	Second PEO	Average Other NEOs	Second PEO	Average Other NEOs
Summary Compensation Table Total	$14,574,496	$5,199,816	$4,717,883	$26,347,995		$3,525,515	$16,937,790	$3,242,815	$13,750,390	$3,345,183	$12,875,868	$4,129,996

Minus Equity Award Value Reported in SCT for the Covered Year	10,045,542	2,861,734	2,022,617	25,570,493		1,621,076	11,901,699	1,309,482	8,906,441	1,822,659	8,569,310	2,331,496

Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	8,483,254	2,471,117	2,431,930	—		1,949,130	9,499,412	1,090,598	11,733,474	1,752,675	9,927,564	2,632,703

Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(499,780)	(367,176)	1,619,545	—		1,060,094	2,137,341	298,907	6,189,193	830,202	5,575,299	805,582

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—	—	12,004,452	(8)	—	—	—	—	—	—	—

Plus Change in Fair Value as of the Vesting Date from the Prior Year End of Equity Awards Granted in Prior Years that Vested During the Covered Year	373,036	246,875	561,120	2,458,912		264,424	2,113,353	374,292	5,688,154	605,140	4,071,387	410,256

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	19,938,615		—	—	—	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—		—	—	—	—	—	—	—
Compensation Actually Paid	$12,885,464	$4,688,898	$7,307,861	$(4,697,749)		$5,178,086	$18,786,197	$3,697,130	$28,454,770	$4,710,541	$23,880,808	$5,647,041

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR.
The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO, the Second PEO and average Other NEOs for the applicable reporting year. Generally, CAP for our PEO and average CAP for our Other NEOs have each increased and decreased over the periods
shown and our TSR has increased over the periods shown.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Income.
The graph below reflects the relationship between CAP and Net Income for the PEO, the Second PEO and the average for our Other NEOs for the applicable reporting year. Generally, CAP for our PEO and average CAP for our
Other
NEOs
have each increased and decreased over the periods shown and our Net Income has increased and decreased over the periods shown.

Compensation Actually Paid vs. Company Selected Measure
Relationship between
CAP
and Incentive EBITDA (
our
Company-Selected
Measure
).
The graph below reflects the relationship between CAP and Incentive EBITDA for the PEO, the Second PEO and average Other NEOs for the applicable reporting year. Generally, CAP for our PEO and average CAP for our Other NEOs have each increased and decreased over the periods shown and our
Incentive
EBITDA has increased over the periods shown.

Total Shareholder Return Vs Peer Group
Relationship between CAP and TSR.
The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO, the Second PEO and average Other NEOs for the applicable reporting year. Generally, CAP for our PEO and average CAP for our Other NEOs have each increased and decreased over the periods
shown and our TSR has increased over the periods shown.

Tabular List, Table
Performance Measures Used to Link Company Performance and CAP
The following is a list of performance measures, which in our assessment represent
the most important performance measures used by the Company to link compensation actually paid to the named executive officers for 2025. Each metric below is used for purposes of determining payouts under either our annual cash bonus plan or vesting of our performance stock units. Please see the CD&A for a further description of these metrics and how they are used
in the Company’s executive compensation program.

Incentive EBITDA

Operating Margin

Organic Growth

Relative TSR

Total Shareholder Return Amount	$ 351	320	222	210	155
Peer Group Total Shareholder Return Amount	204	177	136	121	135
Net Income (Loss)	$ 863,000,000	$ 1,059,000,000	$ 1,066,000,000	$ 846,000,000	$ 460,000,000
Company Selected Measure Amount	2,793,000,000	2,305,000,000	2,170,000,000	1,611,000,000	1,047,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Incentive EBITDA
Non-GAAP Measure Description	Incentive EBITDA is the company selected measure and is defined as Adjusted EBITDA, further adjusted to exclude the impact of certain acquisitions or integrations during the periods. See Appendix A in this Proxy Statement for a reconciliation of Incentive EBITDA, a non-GAAP
	measure, to net income, the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Mr. Arnold [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,574,496	$ 4,717,883	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 12,885,464	7,307,861	0	0	0
PEO Name	Dan Arnold
Mr. Steinmeier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	26,347,995	16,937,790	13,750,390	12,875,868
PEO Actually Paid Compensation Amount	0	$ (4,697,749)	18,786,197	28,454,770	23,880,808
PEO Name		Mr. Steinmeier
PEO | Mr. Arnold [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,045,542)	$ (2,022,617)
PEO | Mr. Arnold [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,483,254	2,431,930
PEO | Mr. Arnold [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(499,780)	1,619,545
PEO | Mr. Arnold [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Arnold [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	373,036	561,120
PEO | Mr. Arnold [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Arnold [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Steinmeier [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(25,570,493)	(11,901,699)	(8,906,441)	(8,569,310)
PEO | Mr. Steinmeier [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	9,499,412	11,733,474	9,927,564
PEO | Mr. Steinmeier [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	2,137,341	6,189,193	5,575,299
PEO | Mr. Steinmeier [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,004,452	0	0	0
PEO | Mr. Steinmeier [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,458,912	2,113,353	5,688,154	4,071,387
PEO | Mr. Steinmeier [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,938,615)	0	0	0
PEO | Mr. Steinmeier [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,861,734)	(1,621,076)	(1,309,482)	(1,822,659)	(2,331,496)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,471,117	1,949,130	1,090,598	1,752,675	2,632,703
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(367,176)	1,060,094	298,907	830,202	805,582
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,875	264,424	374,292	605,140	410,256
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0